LONG-TERM DEBT (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 6,952	$ 8,125	$ 11,528
Amortization of deferred charges	460	5,624	2,112
Amortization of the beneficial conversion feature	264	71,561	8,161
Hanover Holdings I LLC commission	31,982	0	0
Other expenses	23,012	1,239	871
Total	$ 62,670	$ 86,549	$ 22,672